Loans and Financing - Repayment of Loans and Financing (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of schedule of borrowings [line items]
Repayments of non-current borrowings	R$ 26,822	R$ 371,375
2019 [member]
Disclosure of schedule of borrowings [line items]
Repayments of non-current borrowings		1,709
2020 [member]
Disclosure of schedule of borrowings [line items]
Repayments of non-current borrowings	12,130	24,088
2021 [member]
Disclosure of schedule of borrowings [line items]
Repayments of non-current borrowings	8,314	40,005
2022 [member]
Disclosure of schedule of borrowings [line items]
Repayments of non-current borrowings	4,940	R$ 305,573
2023 [member]
Disclosure of schedule of borrowings [line items]
Repayments of non-current borrowings	R$ 1,438